Accrued Expenses and Other Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses and Other Payable
Accrued expenses	$ 22,780	$ 19,653
Warranty reserves (See Note 2)	49,250	35,337
Dividends payable to common shareholders		1,773
Dividends payable to holders of non-controlling interests		417
Other payables	4,108	2,058
Balance at end of year	$ 76,138	$ 59,238